Timeshare Financing Receivables - Schedule of Timeshare Financing Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	$ 1,164	$ 1,145	$ 1,145	$ 1,082
Less: allowance for loan loss	(130)	(120)	(112)	(106)	$ (96)	$ (92)
Timeshare financing receivables, net	1,034	1,025		976
Securitized and Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	541	253		367
Less: allowance for loan loss	(33)	(9)	(13)	(17)	(28)	(13)
Timeshare financing receivables, net	508	244		350
Unsecuritized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	623	892		715
Less: allowance for loan loss	(97)	(111)	$ (99)	(89)	$ (68)	$ (79)
Timeshare financing receivables, net	$ 526	$ 781		$ 626